                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545
                                                      ---------

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2003

[GRAPHIC IMAGE]

EATON VANCE BALANCED FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  For more information about Eaton Vance's privacy policies, call:
  1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE BALANCED FUND as of December 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

Thomas E. Faust Jr.
President]

Eaton Vance Balanced Fund Class A shares had a total return of 22.04% during the year ended December 31, 2003. That return was the result of an increase in net asset value per share (NAV) from $4.99 on December 31, 2002 to $6.04 on December 31, 2003, and the reinvestment of $0.045 per share in income dividends.(1)

Class B shares had a total return of 21.30% for the same period, the result of an increase in NAV from $9.32 on December 31, 2002 to $11.30 on December 31, 2003, and the reinvestment of $0.005 per share in income dividends.(1)

Class C shares had a total return of 21.25% for the same period, the result of an increase in NAV from $8.92 on December 31, 2002 to $10.81 on December 31, 2003, and the reinvestment of $0.005 per share in income dividends.(1)

By comparison, for the one-year period ended December 31, 2003, the S&P 500 Index had a total return of 28.67%, while the Lehman Government/ Credit Index had a total return of 4.67%.(2)

A welcome recovery in the U.S. equity market in 2003...

During the year ended December 31, 2003, stocks posted their first positive finish since 1999, with the Dow Jones Industrial Average finishing the year with a gain of just over 25%.(2) After a shaky start, fueled by concerns about the war in Iraq and mixed economic data, the market rallied through the end of the year amid a historically low interest rate environment and increasingly encouraging economic news. In the bond markets, investors have been more willing to take on risk, driving stronger returns for lower-rated corporate bonds over higher-quality Treasuries. The stronger economy, combined with a focus on improving balance sheets, helped corporate bonds post solid returns during the year.

Investing for the long-term - asset allocation can help...

Eaton Vance believes that long-term investing with a diversified strategy can help temper volatility -- a wise move no matter what the market is favoring. To this end, the Fund began allocating a portion of its assets to Large-Cap Value Portfolio in November 2003. We believe that adding a value style investment approach will help the Fund pursue its objectives and further diversify the Fund to the benefit of shareholders.

In the following pages, Elizabeth Kenyon, Arieh Coll and Michael Mach discuss the past year and provide their insights for the year ahead.

                             Sincerely,

                             /s/ Thomas E. Faust Jr.

                             Thomas E. Faust Jr.
                             President
                             January 28, 2004

FUND INFORMATION
AS OF DECEMBER 31, 2003

PERFORMANCE(3)                                                                   CLASS A   CLASS B  CLASS C
-----------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                                                                           22.04%   21.30%   21.25%
Five Years                                                                          0.60    -0.17    -0.20
Ten Years                                                                           7.47     6.50     6.15
Life of Fund+                                                                       9.57     6.44     6.15

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                                                           15.12%   16.30%   20.25%
Five Years                                                                         -0.60    -0.50    -0.20
Ten Years                                                                           6.83     6.50     6.15
Life of Fund+                                                                       9.48     6.44     6.15

+Inception Dates - Class A: 4/01/32; Class B: 11/02/93; Class C:11/02/93

TOP HOLDINGS(4)
-----------------------------------------------------------------------------------------
CAPITAL GROWTH PORTFOLIO TOP 3 HOLDINGS
 NTL, Inc.                                                                           1.6%
 NBTY, Inc.                                                                          1.2
 Inco Ltd.                                                                           1.1
LARGE-CAP VALUE PORTFOLIO TOP 3 HOLDINGS
 Citigroup                                                                           0.8
 Wells Fargo & Co.                                                                   0.7
 Exxon Mobil Corp                                                                    0.7
INVESTMENT GRADE INCOME PORTFOLIO TOP 3 HOLDINGS
 U.S. Treasury Notes, 6.5%, 2/15/10                                                  2.2
 U.S. Treasury Bond, 7.5%, 11/15/16                                                  1.5
 U.S. Treasury Notes, 1.625%, 10/31/05                                               1.3

(1) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES. (2) IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. (3) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC RETURNS FOR CLASS A REFLECT THE MAXIMUM 5.75% SALES CHARGE. SEC RETURNS FOR CLASS B REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5% - 1ST AND 2ND YEARS; 4% - 3RD YEAR; 3% - 4TH YEAR; 2% - 5TH YEAR; 1% - 6TH YEAR. SEC 1-YEAR RETURN FOR CLASS C REFLECTS 1% CDSC. (4) BASED ON BALANCED FUND NET ASSETS. HOLDINGS AND ASSET ALLOCATION ARE SUBJECT TO CHANGE.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE BALANCED FUND as of December 31, 2003

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ARIEH COLL, MICHAEL MACH, AND ELIZABETH S. KENYON, PORTFOLIO MANAGERS OF CAPITAL GROWTH PORTFOLIO, LARGE-CAP VALUE PORTFOLIO, AND INVESTMENT GRADE INCOME PORTFOLIO, RESPECTIVELY.

[PHOTO OF ARIEH COLL]

Arieh Coll
Portfolio Manager

[PHOTO OF MICHAEL MACH]

Michael Mach
Portfolio Manager

[PHOTO OF ELIZABETH S. KENYON]

Elizabeth S. Kenyon, CFA
Portfolio Manager

Q: ARIEH, HOW DID THE FUND PERFORM IN 2003?

A: MR. COLL: Balanced Fund's Class A shares had a return of 22.04% (at net asset value), outperforming the average return of its peers in the Lipper Balanced Fund classification, which was 19.07%.* The primary reason for this outperformance was the Fund's emphasis on stocks, relative to other balanced funds in its peer group. The Fund's allocation was approximately 70% in equities and 30% in bonds as of December 31, 2003, and this overweighted position in stocks, relative to its peer group, was generally maintained throughout the year.

Q: WERE THERE ANY OTHER REASONS FOR THE OUTPERFORMANCE?

A: MR. COLL: Yes. A second important reason for the Fund's outperformance was the stock selection of Capital Growth Portfolio, which was also favorable during the period. Capital Growth Portfolio outperformed the S&P 500 Index* by a significant margin as a result of owning stronger-performing securities. Capital Growth Portfolio also was more heavily weighted in smaller-capitalization stocks than many of the Fund's peers. This decision was made based on our belief that the markets would recover, and typically in the first year of a recovery following a bear market, small-cap stocks have outperformed larger-capitalization stocks (market capitalization is defined as the price of a stock multiplied by the number of outstanding shares).

*  It is not possible to invest directly in an Index or Lipper Classification.

Q: ELIZABETH, WHAT KIND OF A YEAR WAS IT FOR THE BOND MARKET?

A: MS. KENYON: Bonds had a much more volatile year than stocks, which is not unusual in the first year of an economic recovery accompanied by strong equity returns. High-quality bonds, such as Treasuries, were extremely volatile, performing rather well until June 2003, when a sharp rise in yields commenced. The surge in yields -- which hurts bond performance because bond prices decline when yields rise -- lasted for 10 weeks and was one of the most dramatic yield increases for a 10-week period in history. Mortgage-backed securities had a difficult year because there was a great deal of prepayment activity as homeowners refinanced in record numbers.

Q: HOW DID YOU MANAGE INVESTMENT GRADE INCOME PORTFOLIO IN SUCH AN ENVIRONMENT?

A: MS. KENYON: We continued to emphasize corporate put bonds, which typically represent a large percentage of the Portfolio's corporate bond holdings. They differ from typical corporate bonds in that the Portfolio, as holder, has the right to sell them back to the issuer at a predetermined price and date prior

[CHART]

EQUITY ASSETS -- 5 LARGEST INDUSTRY GROUPS+
As a percentage of the Fund's net assets

                         LARGE-CAP VALUE PORTFOLIO    CAPITAL GROWTH PORTFOLIO
FINANCIAL SERVICES 8.1%                        4.1%                        4.0%

RETAIL 7.8%                                    2.1%                        5.7%

OIL AND GAS 5.9%                               3.7%                        2.2%

INSURANCE 5.0%                                 1.7%                        3.3%

BANKS 4.7%                                     4.7%

+ Five largest industry groups are subject to change due to active management. As of 12/31/03, Capital Growth Portfolio represented approximately 35% of the Fund's assets, while Large-Cap Value Portfolio represented approximately 31% of the Fund's assets. The Fund began investing in Large-Cap Value Portfolio in November 2003.

   to maturity, if beneficial. Although these are less liquid than ordinary corporate bonds, they offer a dual benefit -- they perform like a longer-maturity bond when interest rates are falling, which enhances performance; they also take on characteristics of a shorter-maturity bond when rates are rising (because the put option becomes more valuable), which can help mitigate price declines. Since the market was so volatile this year, owning these securities was generally beneficial.

Q: ARIEH, WHAT LED YOU TO EMPHASIZE STOCKS DURING THE UNCERTAINTY OF EARLY 2003?

A: MR. COLL: There were signs that the market was oversold and that the bearish sentiments were becoming extreme. For example, consumer confidence reached an extremely low level, and the Fed was concerned about the prospects of deflation. The result was a combination of large tax cuts and very low interest rates, which we felt would begin to stimulate the economy at some point during the year. And any signs of economic strength, we believed, would be positive for the stock market. Fortunately, we were proven correct as the economy gained strength in the second half of the year and equity investors responded favorably.

[CHART]

INVESTMENT GRADE INCOME PORTFOLIO ALLOCATION+
As a percentage of total net assets

Corporate Bonds                  38.1%
U.S. Treasury Obligations        32.4%
U.S. Government Obligations      10.7%
Mortgage-Backed Securities        9.0%
Short-Term and Other              4.6%
Asset-Backed Securities           3.5%
Sovereign Bonds                   1.7%

+ Allocation subject to change due to active management. As of 12/31/03, Investment Grade Income Portfolio represented approximately 31% of the Fund's assets.

Q: WHICH SECTORS PERFORMED WELL?

A: MR. COLL: Capital Growth Portfolio's biggest sector overweight on the equity side was in health care -- a sector that had mixed results in 2003. This strategy worked well, however, because our holdings of generic drug stocks performed well in anticipation of the prescription drug reform legislation. One of the Portfolio's largest holdings, which performed well, is a leader in the development of preventative health care programs that are designed to delay or even eliminate serious illnesses. The Portfolio's auto insurance and technology holdings also performed well, although its underweight in the tech sector detracted from returns.

Q: MIKE, IN NOVEMBER 2003, BALANCED FUND BEGAN INVESTING IN LARGE-CAP VALUE
   PORTFOLIO. HOW DO YOU THINK THE FUND MAY BENEFIT FROM THE ADDITION OF A VALUE STYLE APPROACH?

A: MR. MACH: We believe adding a Portfolio that emphasizes value stocks will help further diversify the Fund's holdings in keeping with its objective of seeking current income and long-term growth of capital. As value and growth styles have historically performed differently during alternating time periods, I believe this addition can positively enhance the Fund's long-term returns.

Q: ARIEH, WHAT IS YOUR OUTLOOK GOING FORWARD?

A: MR. COLL: We believe stock returns in 2004 may be positive, but they will likely be more dependent on earnings growth than on the higher valuations that we saw in 2003. A stronger economy could be negative for bonds, although corporates should outperform Treasuries if growth continues in 2004, as we believe it will.


   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE BALANCED FUND as of December 31, 2003

PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE BALANCED FUND CLASS A VS. THE STANDARD & POOR'S 500 AND LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX*

December 31, 1993 - December 31, 2003

                          EATON VANCE BALANCED FUND - A
                                Inception: 4/1/32

                   FUND                FUND                                S&P                      LEHMAN
                 VALUE AT           VALUE WITH                             500                 GOVT/CREDIT BOND
DATE               NAV             SALES CHARGE                           INDEX                      INDEX
---------------------------------------------------------------------------------------------------------------
12/31/1993       $ 10,000               $ 9,425                          $ 10,000                   $ 10,000
 1/31/1994         10,383                 9,781                            10,340                     10,151
 2/28/1994         10,121                 9,535                            10,059                      9,930
 3/31/1994          9,721                 9,158                             9,622                      9,687
 4/30/1994          9,776                 9,210                             9,745                      9,607
 5/31/1994          9,797                 9,230                             9,904                      9,589
 6/30/1994          9,584                 9,029                             9,662                      9,566
 7/31/1994          9,897                 9,324                             9,979                      9,758
 8/31/1994         10,084                 9,500                            10,387                      9,762
 9/30/1994          9,854                 9,284                            10,133                      9,614
10/31/1994          9,941                 9,365                            10,361                      9,603
11/30/1994          9,732                 9,168                             9,984                      9,586
12/31/1994          9,819                 9,250                            10,132                      9,649
 1/31/1995          9,920                 9,346                            10,394                      9,834
 2/28/1995         10,305                 9,708                            10,799                     10,062
 3/31/1995         10,554                 9,943                            11,117                     10,130
 4/30/1995         10,803                10,177                            11,444                     10,271
 5/31/1995         11,229                10,578                            11,900                     10,702
 6/30/1995         11,406                10,745                            12,177                     10,787
 7/31/1995         11,657                10,982                            12,580                     10,746
 8/31/1995         11,866                11,179                            12,612                     10,883
 9/30/1995         12,030                11,333                            13,144                     10,994
10/31/1995         12,045                11,347                            13,097                     11,155
11/30/1995         12,374                11,657                            13,671                     11,339
12/31/1995         12,733                11,996                            13,934                     11,506
 1/31/1996         12,936                12,187                            14,408                     11,577
 2/29/1996         12,982                12,230                            14,542                     11,332
 3/31/1996         13,076                12,319                            14,682                     11,237
 4/30/1996         13,171                12,408                            14,898                     11,160
 5/31/1996         13,320                12,548                            15,282                     11,141
 6/30/1996         13,431                12,653                            15,340                     11,290
 7/31/1996         12,985                12,233                            14,663                     11,316
 8/31/1996         13,263                12,495                            14,973                     11,288
 9/30/1996         13,681                12,888                            15,814                     11,489
10/31/1996         13,954                13,146                            16,250                     11,757
11/30/1996         14,590                13,745                            17,478                     11,973
12/31/1996         14,467                13,629                            17,131                     11,840
 1/31/1997         15,075                14,202                            18,201                     11,854
 2/28/1997         15,109                14,234                            18,344                     11,879
 3/31/1997         14,659                13,810                            17,592                     11,738
 4/30/1997         15,163                14,285                            18,641                     11,909
 5/31/1997         15,828                14,911                            19,775                     12,021
 6/30/1997         16,307                15,362                            20,660                     12,165
 7/31/1997         17,338                16,334                            22,303                     12,537
 8/31/1997         16,619                15,656                            21,055                     12,396
 9/30/1997         17,286                16,285                            22,207                     12,591
10/31/1997         17,138                16,145                            21,467                     12,793
11/30/1997         17,398                16,390                            22,459                     12,860
12/31/1997         17,592                16,573                            22,845                     12,995
 1/31/1998         17,794                16,764                            23,097                     13,178
 2/28/1998         18,712                17,628                            24,762                     13,152
 3/31/1998         19,383                18,260                            26,029                     13,192
 4/30/1998         19,647                18,509                            26,291                     13,258
 5/31/1998         19,240                18,125                            25,840                     13,401
 6/30/1998         19,444                18,318                            26,888                     13,537
 7/31/1998         19,219                18,106                            26,603                     13,548
 8/31/1998         17,524                16,509                            22,761                     13,813
 9/30/1998         18,429                17,361                            24,219                     14,208
10/31/1998         18,984                17,885                            26,187                     14,107
11/30/1998         19,531                18,400                            27,773                     14,191
12/31/1998         19,954                18,798                            29,373                     14,226
 1/31/1999         20,150                18,983                            30,601                     14,327
 2/28/1999         19,741                18,598                            29,650                     13,987
 3/31/1999         19,766                18,621                            30,836                     14,056
 4/30/1999         20,594                19,401                            32,030                     14,091
 5/31/1999         20,053                18,892                            31,275                     13,946
 6/30/1999         20,709                19,510                            33,009                     13,902
 7/31/1999         20,180                19,011                            31,979                     13,864
 8/31/1999         19,685                18,545                            31,821                     13,853
 9/30/1999         19,381                18,258                            30,950                     13,977
10/31/1999         19,787                18,641                            32,907                     14,014
11/30/1999         19,937                18,783                            33,576                     14,006
12/31/1999         20,244                19,072                            35,552                     13,921
 1/31/2000         19,835                18,686                            33,766                     13,917
 2/29/2000         20,180                19,011                            33,128                     14,091
 3/31/2000         20,387                19,207                            36,367                     14,295
 4/30/2000         19,766                18,621                            35,273                     14,225
 5/31/2000         19,504                18,374                            34,549                     14,212
 6/30/2000         20,155                18,988                            35,401                     14,502
 7/31/2000         19,999                18,840                            34,848                     14,656
 8/31/2000         21,318                20,083                            37,011                     14,863
 9/30/2000         21,370                20,132                            35,058                     14,919
10/31/2000         20,768                19,565                            34,909                     15,012
11/30/2000         19,600                18,465                            32,159                     15,269
12/31/2000         20,223                19,051                            32,317                     15,570
 1/31/2001         20,970                19,756                            33,462                     15,832
 2/28/2001         19,228                18,114                            30,413                     15,995
 3/31/2001         17,789                16,759                            28,488                     16,068
 4/30/2001         18,979                17,880                            30,700                     15,948
 5/31/2001         19,360                18,238                            30,906                     16,040
 6/30/2001         19,992                18,834                            30,154                     16,117
 7/31/2001         19,526                18,395                            29,857                     16,518
 8/31/2001         19,210                18,097                            27,989                     16,730
 9/30/2001         17,076                16,087                            25,729                     16,884
10/31/2001         18,243                17,186                            26,220                     17,313
11/30/2001         19,311                18,192                            28,231                     17,029
12/31/2001         19,745                18,602                            28,479                     16,894
 1/31/2002         19,311                18,192                            28,063                     17,018
 2/28/2002         18,575                17,500                            27,522                     17,163
 3/31/2002         19,849                18,700                            28,557                     16,815
 4/30/2002         20,051                18,889                            26,827                     17,140
 5/31/2002         19,161                18,051                            26,630                     17,299
 6/30/2002         17,984                16,942                            24,733                     17,446
 7/31/2002         16,572                15,612                            22,806                     17,656
 8/31/2002         16,775                15,803                            22,955                     18,052
 9/30/2002         16,135                15,200                            20,463                     18,440
10/31/2002         16,707                15,740                            22,262                     18,264
11/30/2002         17,787                16,757                            23,571                     18,275
12/31/2002         16,842                15,867                            22,187                     18,759
 1/31/2003         16,437                15,485                            21,607                     18,758
 2/28/2003         16,201                15,263                            21,282                     19,092
 3/31/2003         16,539                15,581                            21,488                     19,067
 4/30/2003         17,419                16,410                            23,257                     19,271
 5/31/2003         18,773                17,685                            24,482                     19,819
 6/30/2003         19,213                18,100                            24,794                     19,740
 7/31/2003         19,552                18,420                            25,232                     18,912
 8/31/2003         20,163                18,996                            25,723                     19,037
 9/30/2003         19,824                18,676                            25,451                     19,649
10/31/2003         20,096                18,932                            26,890                     19,391
11/30/2003         20,265                19,092                            27,126                     19,443
12/31/2003         20,555                19,365                            28,547                     19,634

PERFORMANCE**                                                               CLASS A   CLASS B  CLASS C
------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                                                                      22.04%   21.30%   21.25%
Five Years                                                                     0.60    -0.17    -0.20
Ten Years                                                                      7.47     6.50     6.15
Life of Fund+                                                                  9.57     6.44     6.15

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                                                      15.12%   16.30%   20.25%
Five Years                                                                    -0.60    -0.50    -0.20
Ten Years                                                                      6.83     6.50     6.15
Life of Fund+                                                                  9.48     6.44     6.15

+  Inception Dates - Class A: 4/01/32; Class B: 11/02/93; Class C:11/02/93

*  Source: Thomson Financial. Investment operations commenced 4/01/32.

   The chart compares the Fund's total return with those of the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. The S&P 500 is a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. The Lehman Brothers U.S. Government/Credit Index is a diversified, unmanaged index of corporate and U.S. government bonds. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in Class A of the Fund, the S&P 500 Index and the Lehman Brothers U.S. Government/Credit Index. An investment in the Fund's Class B and Class C shares on 12/31/93 at NAV would have grown to $18,770 and $18,165, respectively, on December 31, 2003. The Indices' total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in them. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS
Investment in Capital Growth Portfolio, at value
   (identified cost $56,020,030)                                                                $     68,567,830
Investment in Investment Grade Income Portfolio,
   at value (identified cost, $57,973,344)                                                            60,972,521
Investment in Large-Cap Value Portfolio, at value
   (identified cost, $65,617,904)                                                                     68,220,864
Receivable for Fund shares sold                                                                          309,585
Prepaid expenses                                                                                           8,047
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                    $    198,078,847
----------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                                                $        208,276
Payable to affiliate for distribution and service fees                                                     2,333
Payable to affiliate for Trustees' fees                                                                      913
Accrued expenses                                                                                          85,812
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                               $        297,334
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $    197,781,513
----------------------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                                                 $    198,798,081
Accumulated net realized loss from Portfolios (computed on
   the basis of identified cost)                                                                    (19,048,134)
Accumulated net investment loss                                                                        (118,371)
Net unrealized appreciation from Portfolios (computed on the
   basis of identified cost)                                                                          18,149,937
----------------------------------------------------------------------------------------------------------------
TOTAL                                                                                           $    197,781,513
----------------------------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                                      $    139,528,254
SHARES OUTSTANDING                                                                                    23,081,715
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
   beneficial interest outstanding)                                                             $           6.04
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $6.04)                                                              $           6.41
----------------------------------------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                                                      $     47,909,330
SHARES OUTSTANDING                                                                                     4,240,779
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)                            $          11.30
----------------------------------------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                                                      $     10,343,929
SHARES OUTSTANDING                                                                                       956,622
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)                            $          10.81
----------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME
Interest allocated from Portfolios                                                              $      2,575,575
Dividends allocated from Portfolios (net of foreign taxes, $11,904)                                      359,877
Expenses allocated from Portfolios                                                                    (1,318,916)
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS                                                           $      1,616,536
----------------------------------------------------------------------------------------------------------------

EXPENSES
Trustees' fees and expenses                                                                     $          3,531
Distribution and service fees
   Class A                                                                                               327,585
   Class B                                                                                               391,497
   Class C                                                                                                76,329
Transfer and dividend disbursing agent fees                                                              291,907
Printing and postage                                                                                      50,708
Registration fees                                                                                         45,453
Custodian fee                                                                                             31,595
Legal and accounting services                                                                             27,458
Miscellaneous                                                                                             10,695
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                  $      1,256,758
----------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                           $        359,778
----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIOS
Net realized gain (loss) --
   Investment transactions (identified cost basis)                                              $     24,903,409
   Foreign currency transactions                                                                           1,429
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                               $     24,904,838
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                                          $      9,541,996
   Foreign currency                                                                                          122
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                            $      9,542,118
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                                $     34,446,956
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                      $     34,806,734
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                       YEAR ENDED          YEAR ENDED
IN NET ASSETS                                             DECEMBER 31, 2003   DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $         359,778   $       1,176,143
   Net realized gain (loss)                                      24,904,838          (7,705,820)
   Net change in unrealized
      appreciation (depreciation)                                 9,542,118         (24,700,665)
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $      34,806,734   $     (31,230,342)
-----------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                             $      (1,069,466)  $      (1,327,800)
      Class B                                                       (20,961)           (113,671)
      Class C                                                        (4,586)            (20,539)
   Tax return of capital
      Class A                                                            --            (148,612)
      Class B                                                            --             (21,154)
      Class C                                                            --              (4,003)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       $      (1,095,013)  $      (1,635,779)
-----------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                             $       8,964,162   $      10,061,014
      Class B                                                    13,514,096           7,816,117
      Class C                                                     5,293,662           3,227,525
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                                       631,107             825,633
      Class B                                                        17,604             109,007
      Class C                                                         3,616              20,154
   Cost of shares redeemed
      Class A                                                   (18,920,971)        (29,349,320)
      Class B                                                    (7,406,498)        (10,029,929)
      Class C                                                    (3,297,636)         (2,571,080)
-----------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                $      (1,200,858)  $     (19,890,879)
-----------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                     $      32,510,863   $     (52,757,000)
-----------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                      $     165,270,650   $     218,027,650
-----------------------------------------------------------------------------------------------
AT END OF YEAR                                            $     197,781,513   $     165,270,650
-----------------------------------------------------------------------------------------------

ACCUMULATED NET INVESTMENT LOSS
INCLUDED IN NET ASSETS
AT END OF YEAR                                            $        (118,371)  $              --
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                                             CLASS A
                                                               -----------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                2003(1)      2002(1)      2001(1)(2)     2000(1)        1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                           $   4.990   $    5.910     $   6.220     $   7.920      $   8.140
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                                          $   0.022   $    0.043     $   0.084     $   0.161      $   0.195
Net realized and unrealized gain (loss)                            1.073       (0.908)       (0.238)       (0.162)        (0.080)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                            $   1.095   $   (0.865)    $  (0.154)    $  (0.001)     $   0.115
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                     $  (0.045)  $   (0.049)    $  (0.095)    $  (0.160)     $  (0.200)
From net realized gain                                                --           --        (0.061)       (1.539)        (0.135)
Tax return of capital                                                 --       (0.006)           --            --             --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            $  (0.045)  $   (0.055)    $  (0.156)    $  (1.699)     $  (0.335)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                 $   6.040   $    4.990     $   5.910     $   6.220      $   7.920
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    22.04%      (14.70)%       (2.36)%       (0.11)%         1.45%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                        $ 139,528   $  123,816     $ 167,290     $ 205,944      $ 244,507
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                      1.25%        1.23%         1.18%         1.11%          0.97%
   Net investment income                                            0.40%        0.81%         1.47%         2.10%          2.45%
Portfolio Turnover of the Balanced Portfolio                          --           --            --            60%(5)         33%
Portfolio Turnover of the Capital Growth Portfolio                   240%         231%          264%          271%(6)         --
Portfolio Turnover of the Investment Grade Income Portfolio           65%          55%           46%           47%(6)         --
Portfolio Turnover of the Large-Cap Value Portfolio                   57%          --            --            --             --
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Investment Grade Income Portfolio, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.008, an increase in net realized and unrealized gain (loss) per share of $0.008 and a decrease in the ratio of net investment income to average net assets from 1.61% to 1.47%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
(5)  For the period from January 1, 2000, to March 6, 2000.
(6) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                             CLASS B
                                                               -----------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                2003(1)      2002(1)      2001(1)(2)     2000(1)        1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                           $   9.320   $   11.050     $  11.580     $  13.410      $  13.680
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income (loss)                                   $  (0.036)  $    0.006     $   0.078     $   0.172      $   0.221
Net realized and unrealized gain (loss)                            2.021       (1.701)       (0.447)       (0.298)        (0.121)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                            $   1.985   $   (1.695)    $  (0.369)    $  (0.126)     $   0.100
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                     $  (0.005)  $   (0.029)    $  (0.100)    $  (0.165)     $  (0.235)
From net realized gain                                                --           --        (0.061)       (1.539)        (0.135)
Tax return of capital                                                 --       (0.006)           --            --             --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            $  (0.005)  $   (0.035)    $  (0.161)    $  (1.704)     $  (0.370)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                 $  11.300   $    9.320     $  11.050     $  11.580      $  13.410
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    21.30%      (15.38)%       (3.13)%       (1.00)%         0.74%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                        $  47,909   $   34,516     $  43,303     $  50,818      $  67,207
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                      2.00%        1.98%         1.93%         1.89%          1.78%
   Net investment income (loss)                                    (0.35)%       0.06%         0.72%         1.31%          1.64%
Portfolio Turnover of the Balanced Portfolio                          --           --            --            60%(5)         33%
Portfolio Turnover of the Capital Growth Portfolio                   240%         231%          264%          271%(6)         --
Portfolio Turnover of the Investment Grade Income Portfolio           65%          55%           46%           47%(6)         --
Portfolio Turnover of the Large-Cap Value Portfolio                   57%          --            --            --             --
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Investment Grade Income Portfolio, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.015, an increase in net realized and unrealized gain (loss) per share of $0.015 and a decrease in the ratio of net investment income to average net assets from 0.87% to 0.72%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
(5)  For the period from January 1, 2000, to March 6, 2000.
(6) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                               CLASS C
                                                               -----------------------------------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------------
                                                                2003(1)      2002(1)      2001(1)(2)     2000(1)        1999(1)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                           $   8.920   $   10.580     $  11.090     $  12.900      $  13.170
--------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income (loss)                                   $  (0.034)  $    0.006     $   0.074     $   0.164      $   0.205
Net realized and unrealized gain (loss)                            1.929       (1.631)       (0.423)       (0.280)        (0.130)
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                            $   1.895   $   (1.625)    $  (0.349)    $  (0.116)     $   0.075
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                     $  (0.005)  $   (0.029)    $  (0.100)    $  (0.155)     $  (0.210)
From net realized gain                                                --           --        (0.061)       (1.539)        (0.135)
Tax return of capital                                                 --       (0.006)           --            --             --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            $  (0.005)  $   (0.035)    $  (0.161)    $  (1.694)     $  (0.345)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                 $  10.810   $    8.920     $  10.580     $  11.090      $  12.900
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                    21.25%      (15.40)%       (3.09)%       (0.97)%         0.58%
--------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)                        $  10,344   $    6,938     $   7,434     $  11,994      $  10,584
Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                      2.00%        1.98%         1.93%         1.92%          1.84%
   Net investment income (loss)                                    (0.35)%       0.06%         0.72%         1.30%          1.58%
Portfolio Turnover of the Balanced Portfolio                          --           --            --            60%(5)         33%
Portfolio Turnover of the Capital Growth Portfolio                   240%         231%          264%          271%(6)         --
Portfolio Turnover of the Investment Grade Income Portfolio           65%          55%           46%           47%(6)         --
Portfolio Turnover of the Large-Cap Value Portfolio                   57%          --            --            --             --
--------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) The Fund, through its investment in the Investment Grade Income Portfolio, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed-income securities. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.014, an increase in net realized and unrealized gain (loss) per share of $0.014 and a decrease in the ratio of net investment income to average net assets from 0.86% to 0.72%. Per share data and ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolios' allocated expenses.
(5)  For the period from January 1, 2000, to March 6, 2000.
(6) For the period from the start of business, March 7, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the following three Portfolios: Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio, (the Portfolios), which are New York Trusts. The investment objectives and policies of the three Portfolios together are the same as those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of Capital Growth Portfolio, Investment Grade Income Portfolio and Large-Cap Value Portfolio (77.7%, 66.5% and 10.6%, respectively, at December 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio's financial statements is available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Other fixed income and debt securities, including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $18,495,334, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009, ($8,081,639) and December 31, 2010, ($10,413,695). During
   the year ended December 31, 2003, capital loss carryovers of $21,897,154 were utilized to offset realized gains. At December 31, 2003, the Fund had $64,566 in undistributed ordinary income on a tax basis.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolios (less the Fund's direct expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Shareholders may reinvest all distributions in shares of the same class of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences between book and tax accounting relating to distributions primarily relate to passive foreign investment companies, wash sales, difference in method for amortizing premiums and accreting certain discounts, and treatment of paydown gains/losses. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                YEAR ENDED DECEMBER 31,
                                               ------------------------
CLASS A                                           2003          2002
-----------------------------------------------------------------------
Sales                                           1,591,218     1,851,401
Issued to shareholders electing to receive
payments of distributions in Fund shares          115,981       152,950
Redemptions                                    (3,439,577)   (5,486,677)
-----------------------------------------------------------------------
NET DECREASE                                   (1,732,378)   (3,482,326)
-----------------------------------------------------------------------

                                                YEAR ENDED DECEMBER 31,
                                               ------------------------
CLASS B                                           2003          2002
-----------------------------------------------------------------------
Sales                                           1,269,365       793,068
Issued to shareholders electing to receive
payments of distributions in Fund shares            1,604        10,215
Redemptions                                      (733,126)   (1,018,763)
-----------------------------------------------------------------------
NET INCREASE (DECREASE)                           537,843      (215,480)
-----------------------------------------------------------------------

                                                YEAR ENDED DECEMBER 31,
                                               ------------------------
CLASS C                                           2003          2002
-----------------------------------------------------------------------
Sales                                             519,511       344,776
Issued to shareholders electing to receive
payments of distributions in Fund shares              344         1,973
Redemptions                                      (340,799)     (271,683)
-----------------------------------------------------------------------
NET INCREASE                                      179,056        75,066
-----------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the Capital Growth Portfolio, the fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $170 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $170 million. For the Investment Grade Income Portfolio, the fee is computed at the monthly rate of 5/96 of 1% (0.625% per annum) of the Portfolio's average daily net assets up to and including $130 million and 1/24 of 1% (0.50% per annum) of average daily net assets over $130 million. For the Large-Cap Value Portfolio, the fee is computed at the annual rate of 0.625% of the Portfolio's average daily net assets. Except as to

   Trustees of the Fund and the Portfolios who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2003, EVM earned $27,299 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $21,666 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2003.

   Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $293,623 and $57,247 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2003, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $872,000 and $1,531,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investments dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2003 amounted to $327,585, $97,874, and $19,082 for Class A, Class B, and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited circumstances. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $60,000 and $2,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the year ended December 31, 2003.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Capital Growth Portfolio for the year ended December 31, 2003, aggregated $6,366,120 and $75,281,281, respectively. Increases and decreases in the Fund's investment in the Investment Grade Income Portfolio for the year ended December 31, 2003, aggregated $3,391,749 and $3,894,824, respectively. Increases in the Fund's investment in the Large-Cap Value Portfolio for the year ended December 31, 2003, aggregated $65,542,686.

EATON VANCE BALANCED FUND AS OF DECEMBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE BALANCED FUND

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Balanced Fund, a series of Eaton Vance Special Investment Trust, (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

EATON VANCE BALANCED FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Capital Growth Portfolio (CGP), Investment Grade Income Portfolio
(IGIP) and Large-Cap Value Portfolio (LCVP) (the Portfolios) are responsible for the overall management and supervision of the Trust's and Portfolios' affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolios' placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)    TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE     OFFICE AND                                    IN FUND COMPLEX
   NAME AND              TRUST AND     LENGTH OF       PRINCIPAL OCCUPATION(s)         OVERSEEN BY
 DATE OF BIRTH         THE PORTFOLIOS   SERVICE        DURING PAST FIVE YEARS            TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)
Jessica M. Bibliowicz     Trustee      Trustee of  Chairman, President and Chief          193               Director of National
11/28/59                               the Trust   Executive Officer of National                             Financial Partners
                                       and LCVP    Financial Partners (financial
                                       since       services company) (since April
                                       1998; of    1999). President and Chief
                                       the CGP     Operating Officer of John A.
                                       and IGIP    Levin & Co. (registered
                                       since 2000  investment adviser) (July 1997
                                                   to April 1999) and a Director
                                                   of Baker, Fentress & Company,
                                                   which owns John A. Levin & Co.
                                                   (July 1997 to April 1999).
                                                   Ms. Bibliowicz is an interested
                                                   person because of her
                                                   affiliation with a brokerage
                                                   firm.

James B. Hawkes           Trustee      Trustee of  Chairman, President and Chief          195                 Director of EVC
11/9/41                                the Trust   Executive Officer of BMR, EVC,
                                       since       EVM and EV; Director of EV;
                                       1989; of    Vice President and Director of
                                       the LCVP    EVD. Trustee and/or officer of
                                       since       195 registered investment
                                       1992; of    companies in the Eaton Vance
                                       the CGP     Fund Complex. Mr. Hawkes is an
                                       and IGIP    interested person because of
                                       since 2000  his positions with BMR, EVM,
                                                   EVC and EV, which are
                                                   affiliates of the Fund and the
                                                   Portfolios.

                         POSITION(S)    TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE     OFFICE AND                                    IN FUND COMPLEX
   NAME AND              TRUST AND     LENGTH OF       PRINCIPAL OCCUPATION(s)         OVERSEEN BY
 DATE OF BIRTH         THE PORTFOLIOS   SERVICE        DURING PAST FIVE YEARS            TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)
Samuel L. Hayes, III      Trustee      Trustee of  Jacob H. Schiff Professor of           195              Director of Tiffany & Co.
2/23/35                                the Trust   Investment Banking Emeritus,                          (specialty retailer) and
                                       since       Harvard University Graduate                                 Telect, Inc.
                                       1989; of    School of Business                                    (telecommunication services
                                       the LCVP    Administration.                                               company)
                                       since
                                       1992; of
                                       the CGP
                                       and IGIP
                                       since 2000

William H. Park           Trustee      Since 2003  President and Chief Executive          192                      None
9/19/47                                            Officer, Prizm Capital
                                                   Management, LLC (investment
                                                   management firm) (since 2002).
                                                   Executive Vice President and
                                                   Chief Financial Officer,
                                                   United Asset Management
                                                   Corporation (a holding company
                                                   owning institutional
                                                   investment management firms)
                                                   (1982-2001).

Ronald A. Pearlman        Trustee      Since 2003  Professor of Law, Georgetown           192                      None
7/10/40                                            University Law Center (since
                                                   1999). Tax Partner, Covington
                                                   & Burling, Washington, DC
                                                   (1991-2000).

                         POSITION(S)    TERM OF                                    NUMBER OF PORTFOLIOS
                          WITH THE     OFFICE AND                                    IN FUND COMPLEX
   NAME AND              TRUST AND     LENGTH OF       PRINCIPAL OCCUPATION(s)         OVERSEEN BY
 DATE OF BIRTH         THE PORTFOLIOS   SERVICE        DURING PAST FIVE YEARS            TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)
Norton H. Reamer          Trustee      Trustee of  President, Chief Executive             195                    None
9/21/35                                the Trust   Officer and Director of Asset
                                       since       Management Finance Corp. (a
                                       1989; of    specialty finance company
                                       the LCVP    serving the investment
                                       since       management industry) (since
                                       1993; of    October 2003). President,
                                       the CGP     Unicorn Corporation (an
                                       and IGIP    investment and financial
                                       since 2000  advisory services company)
                                                   (since September 2000).
                                                   Formerly, Chairman, Hellman,
                                                   Jordan Management Co., Inc.
                                                   (an investment management
                                                   company) (2000-2003).
                                                   Formerly, Advisory Director of
                                                   Berkshire Capital Corporation
                                                   (investment banking firm)
                                                   (2002-2003). Formerly,
                                                   Chairman of the Board, United
                                                   Asset Management Corporation
                                                   (a holding company owning
                                                   institutional investment
                                                   management firms) and
                                                   Chairman, President and
                                                   Director, UAM Funds (mutual
                                                   funds) (1980-2000).

Lynn A. Stout             Trustee      Trustee of  Professor of Law, University           195                    None
9/14/57                                 the Trust  of California at Los Angeles
                                        and LCVP   School of Law (since July
                                         since     2001). Formerly, Professor of
                                        1998; of   Law, Georgetown University Law
                                        the CGP    Center.
                                        and IGIP
                                       since 2000

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)               TERM OF
                             WITH THE               OFFICE AND
   NAME AND                 TRUST AND               LENGTH OF                         PRINCIPAL OCCUPATION(s)
 DATE OF BIRTH            THE PORTFOLIOS              SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Arieh Coll               Vice President of        Since 2000           Vice President of EVM and BMR. Officer of 4 registered
11/9/63                     the CGP                                    investment companies managed by EVM or BMR.

Thomas E. Faust Jr.      President of the         Since 2002           Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                     Trust                                      Investment Officer of EVM and BMR and Director of EVC. Chief
                                                                       Executive Officer of Belair Capital Fund LLC, Belcrest
                                                                       Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital
                                                                       Fund LLC and Belrose Capital Fund LLC (private investment
                                                                       companies sponsored by EVM). Officer of 54 registered
                                                                       investment companies managed by EVM or BMR.

Elizabeth S. Kenyon      President of the        Since 2002(2)         Vice President of EVM and BMR. Officer of 2 registered
9/8/59                        IGIP                                     investment companies managed by EVM or BMR.

Duke E. Laflamme         Vice President of        Since 2001           Vice President of EVM and BMR. Officer of 11 registered
7/8/69                      the Trust                                  investment companies managed by EVM or BMR.

Thomas H. Luster        Vice President of         Since 2002           Vice President of EVM and BMR. Officer of 15 registered
4/8/62                 the Trust and of the                            investment companies managed by EVM or BMR.
                             IGIP

Michael R. Mach         Vice President of         Since 1999           Vice President of EVM and BMR. Previously, Managing Director
7/15/47                    the LCVP                                    and Senior Analyst for Robertson Stephens (1998-1999).
                                                                       Officer of 26 registered investment companies managed by EVM or BMR.

Duncan W. Richardson   President of the CGP       Since 2002           Senior Vice President and Chief Equity Investment Officer of
10/26/57                    and LCVP                                   EVM and BMR. Officer of 42 registered investment companies managed by EVM or BMR.

Alan R. Dynner              Secretary         Secretary of the Trust   Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                     and LCVP since 1997; of   EVM, EVD, EV and EVC. Officer of 195 registered investment
                                              the CGP and IGIP since   companies managed by EVM or BMR.
                                                      2000

                           POSITION(S)               TERM OF
                             WITH THE               OFFICE AND
   NAME AND                 TRUST AND               LENGTH OF                         PRINCIPAL OCCUPATION(s)
 DATE OF BIRTH            THE PORTFOLIOS              SERVICE                          DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
William J. Austin, Jr.   Treasurer of the         Since 2002(2)        Vice President of EVM and BMR. Officer of 58 registered
12/27/51                   Portfolios                                  investment companies managed by EVM or BMR.

James L. O'Connor        Treasurer of the          Since 1989          Vice President of BMR, EVM and EVD. Officer of 116 registered
4/1/45                        Trust                                    investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Ms. Kenyon served as Vice President of the IGIP since 2001 and Mr. Austin served as Assistant Treasurer of the LCVP since 1993 and the CGP and IGIP since 2000.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.

               INVESTMENT ADVISER OF CAPITAL GROWTH PORTFOLIO AND
                        INVESTMENT GRADE INCOME PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                   ADMINISTRATOR OF EATON VANCE BALANCED FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                                 125 High Street
                                Boston, MA 02110


                            EATON VANCE BALANCED FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES
     AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
                                   SEND MONEY.

162-2/04                                                                 BALSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) -(d)

EATON VANCE BALANCED FUND (the "Fund") is a series of Eaton Vance Special Investment Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 11 series (collectively, the "Series"). This Form N-CSR/A relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended December 31, 2002 and December 31, 2003 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

EATON VANCE BALANCED FUND

FISCAL YEARS ENDED                                        12/31/02     12/31/03
--------------------------------------------------------------------------------
Audit Fees                                               $   18,100   $   20,950

Audit-Related Fees(1)                                    $        0   $        0

Tax Fees(2)                                              $   10,740   $   11,465

All Other Fees(3)                                        $        0   $        0
                                                         -----------------------
Total                                                    $   28,840   $   32,415
                                                         =======================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have the same fiscal year end (December
31). The Series differ, however, as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP ("PWC") as a principal accountant and other Series have Deloitte & Touche LLP ("D&T") as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED                      12/31/02                  12/31/03
                                   PWC          D&T          PWC          D&T
--------------------------------------------------------------------------------
AUDIT FEES                     $   82,750   $   38,181   $   99,800   $   61,346

AUDIT-RELATED FEES(1)          $        0   $        0   $        0   $        0

TAX FEES(2)                    $   47,965   $   27,300   $   54,190   $   32,300

ALL OTHER FEES(3)              $        0   $        0   $        0   $        0
                               -------------------------------------------------
TOTAL                          $  130,715   $   65,481   $  153,990   $   93,646
                               =================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant (either PWC or D&T) for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by PWC and D&T for the last two fiscal years of each Series.

FISCAL YEARS ENDED                      12/31/02                  12/31/03
                                   PWC          D&T          PWC          D&T
--------------------------------------------------------------------------------
REGISTRANT(1)                  $   47,965   $   27,300   $   54,190   $   32,300

EATON VANCE(2)                 $        0   $  336,546   $        0   $  458,168

(1)  Includes all of the Series in the Trust.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF (EATON VANCE BALANCED FUND))


By:   /S/ Thomas E. Faust Jr.
      -------------------------------
      Thomas E. Faust Jr.
      President


Date: June 8, 2004
      ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ James L. O'Connor
      -------------------------------
      James L. O'Connor
      Treasurer


Date: June 8, 2004
      ------------


By:   /S/ Thomas E. Faust Jr.
      -------------------------------
      Thomas E. Faust Jr.
      President


Date: June 8, 2004
      ------------